Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information (Parent Company Only)
Condensed Financial Information (Parent Company Only)

Note 20: Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2019	2018
	(In thousands)
Assets
Cash and cash equivalents	$6,846	$1,595
Investment in the Bank	74,890	50,813
Other assets	2,719	2,913

Total assets	$84,455	$55,321

Liabilities and Stockholders’ Equity
Subordinated debentures	$23,543	$4,124
Other liabilities	990	555
Stockholders’ equity	59,922	50,642

Total liabilities and stockholders’ equity	$84,455	$55,321

Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2019	2018
	(In thousands)

Operating Income
Dividends from subsidiary	$7,625	$5,501
Interest and dividend income from securities and federal funds	1	—

Total operating income	7,626	5,501

Merger related expenses	—	1,306
General, Administrative and Other Expenses	3,456	2,220

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	4,170	1,975

Income Tax Benefits	710	750

Income Before Equity in Undistributed Income of Subsidiary	4,880	2,725

Equity in Undistributed Income of Subsidiary	1,930	1,557

Net Income	$6,810	$4,282

Comprehensive Income	$12,356	$4,692

Condensed Statements of Cash Flows

	Years Ended December 31,
	2019	2018
	(In thousands)

Operating Activities
Net income	$6,810	$4,282
Items not requiring (providing) cash
Equity in undistributed income of subsidiary	(1,930)	(1,557)
Amortization of ESOP and share-based compensation plans	565	567
Net change in other assets and other liabilities	65	282

Net cash provided by operating activities	5,510	3,574

Investing Activities
Equity infusion into the Bank	(16,000)	—
Cash paid for acquisition of Powhatan Point Community Bancshares, Inc.	—	(1,529)

Net cash used in investing activities	(16,000)	(1,529)

Financing Activities
Proceeds from issuance of subordinated debentures, net of origination fees	19,383	—
Repurchase of Common Stock	(416)	—
Dividends paid to stockholders	(3,226)	(3,221)

Net cash provided by (used in) financing activities	15,741	(3,221)

Net Change in Cash and Cash Equivalents	5,251	(1,176)

Cash and Cash Equivalents at Beginning of Year	1,595	2,771

Cash and Cash Equivalents at End of Year	$6,846	$1,595